Network Operations and Support Expenses - Summary of Network Operations and Support Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Operating and maintenance	¥ 64,056	¥ 55,360	¥ 48,390
Utility	13,477	12,522	13,148
Property rental and management fee	29,434	26,926	22,327
Others	9,095	9,161	10,291
Network operations and support expenses	¥ 116,062	¥ 103,969	¥ 94,156